Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 361,552	$ 287,489
Less accumulated depreciation and amortization	(205,070)	(173,732)
Property and equipment, net	156,482	113,757
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	153,521	153,521
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	34,518	23,400
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	169,814	110,568
Capital leases	119,681	87,840
Accumulated amortization - capital leases	42,549	55,008
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,699	0
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 51,229	$ 49,980